Condensed Consolidating Guarantor Information (Cash Flow) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net (loss) income	$ (58,600)	$ (14,884)	$ 56,167
Other cash (used in) provided by operating activities	170,341	137,413	148,568
Net cash provided by operating activities	111,741	122,529	204,735
Purchases of property, plant and equipment	(52,132)	(55,525)	(50,223)
Additions to intangibles	(3,248)	(212)	(1,039)
Proceeds from sale of property and equipment	4,727	6,734	751
Acquisition of business, net of cash acquired		(4,681)	(9,896)
Other investing activities, net	1		9
Net cash used in investing activities	(50,652)	(53,684)	(60,398)
Short-term borrowings	107,000	83,000	329,400
Short-term repayments	(107,000)	(83,000)	(329,400)
Repayment of long-term debt and capital leases	(38,700)	(76,297)	(824,198)
Proceeds from issuance of long-term debt	2,094	349	1,983,234
Distribution to shareholder			(1,303,731)
Dividends			733,551
Debt financing costs		(16,579)	(52,262)
Net cash used in financing activities	(36,606)	(92,527)	(196,957)
Effect of exchange rate changes on cash and cash equivalents	(301)	(501)	(276)
Decrease in cash and cash equivalents	24,182	(24,183)	(52,896)
Cash and cash equivalents, beginning of period	36,014	60,197	113,093
Cash and cash equivalents, end of period	60,196	36,014	60,197
Visant Holding Corp [Member]
Net (loss) income	(58,600)	(14,884)	56,167
Other cash (used in) provided by operating activities	56,320	24,825	(17,216)
Net cash provided by operating activities	(2,280)	9,941	38,951
Short-term borrowings	107,000	83,000	329,400
Short-term repayments	(107,000)	(83,000)	(329,400)
Repayment of long-term debt and capital leases	(34,175)	(72,479)	(820,721)
Proceeds from issuance of long-term debt			1,975,000
Intercompany payable (receivable)	54,907	62,461	111,217
Distribution to shareholder			(1,303,731)
Debt financing costs		(16,579)	(52,262)
Net cash used in financing activities	20,732	(26,597)	(90,497)
Decrease in cash and cash equivalents	18,452	(16,656)	(51,546)
Cash and cash equivalents, beginning of period	30,138	46,794	98,340
Cash and cash equivalents, end of period	48,590	30,138	46,794
Guarantors [Member]
Net (loss) income	(47,272)	3,382	88,166
Other cash (used in) provided by operating activities	153,545	109,545	81,238
Net cash provided by operating activities	106,273	112,927	169,404
Purchases of property, plant and equipment	(49,781)	(54,648)	(50,108)
Additions to intangibles	(2,077)	(212)	(1,039)
Proceeds from sale of property and equipment	4,727	6,734	751
Acquisition of business, net of cash acquired		(4,681)	(9,896)
Other investing activities, net	(2,099)	(1,233)	9
Net cash used in investing activities	(49,230)	(54,040)	(60,283)
Repayment of long-term debt and capital leases	(4,508)	(3,802)	(2,916)
Proceeds from issuance of long-term debt	2,094	349	8,234
Intercompany payable (receivable)	(54,907)	(62,460)	(111,217)
Dividends	1,230	1,262
Other financing activities			1,051
Net cash used in financing activities	(56,091)	(64,651)	(104,848)
Decrease in cash and cash equivalents	952	(5,764)	4,273
Cash and cash equivalents, beginning of period	2,334	8,098	3,825
Cash and cash equivalents, end of period	3,286	2,334	8,098
Non-Guarantors [Member]
Net (loss) income	5,980	8,155	6,018
Other cash (used in) provided by operating activities	1,768	(8,495)	(9,638)
Net cash provided by operating activities	7,748	(340)	(3,620)
Purchases of property, plant and equipment	(2,351)	(877)	(115)
Additions to intangibles	(1,171)
Other investing activities, net	2,100	1,233
Net cash used in investing activities	(1,422)	356	(115)
Repayment of long-term debt and capital leases	(17)	(16)	(561)
Dividends	(1,230)	(1,262)
Other financing activities			(1,051)
Net cash used in financing activities	(1,247)	(1,278)	(1,612)
Effect of exchange rate changes on cash and cash equivalents	(301)	(501)	(276)
Decrease in cash and cash equivalents	4,778	(1,763)	(5,623)
Cash and cash equivalents, beginning of period	3,542	5,305	10,928
Cash and cash equivalents, end of period	8,320	3,542	5,305
Eliminations [Member]
Net (loss) income	41,292	(11,537)	(94,184)
Other cash (used in) provided by operating activities	(41,292)	11,538	94,184
Net cash provided by operating activities		1
Intercompany payable (receivable)		(1)
Net cash used in financing activities		$ (1)